Revenue (Tables)	6 Months Ended
Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Revenue From Transfer of Goods And Services

The Group derives revenue from the transfer of goods and services over time and at a point in time in the following major product lines and segments :

Six Months Ended December 31, 2022 (in U.S.$)	Graphite Exploration	Battery Technology	Battery Materials	Total
Hardware sales	$—	$403,860	$—	$403,860
Consulting sales	—	2,298,596	—	2,298,596
Revenue from external customers	$—	$2,702,456	$—	$2,702,456
Timing of revenue recognition
At a point in time	$—	$403,680	$—	$403,680
Over time	—	2,298,596	—	2,298,596
	$—	$2,702,276	$—	$2,702,276

Restated Twelve Months Ended June 30, 2022 (in U.S.$)	Graphite Exploration	Battery Technology	Battery Materials	Total
Hardware sales	$—	$2,549,308	$—	$2,549,308
Consulting sales	—	3,551,847	—	3,551,847
Revenue from external customers	$—	$6,101,155	$—	$6,101,155
Timing of revenue recognition
At a point in time	$—	$2,549,308	$—	$2,549,308
Over time	—	3,551,847	—	3,551,847
	$—	$6,101,155	$—	$6,101,155

Restated Twelve Months Ended June 30, 2021 (in U.S.$)	Graphite Exploration	Battery Technology	Battery Materials	Total
Hardware sales	$—	$1,046,619	$—	$1,046,619
Consulting sales	—	2,847,120	—	2,847,120
Revenue from external customers	$—	$3,893,739	$—	$3,893,739
Timing of revenue recognition
At a point in time	$—	$1,046,619	$—	$1,046,619
Over time	—	2,847,120	—	2,847,120
	$—	$3,893,739	$—	$3,893,739

Restated Twelve Months Ended June 30, 2020 (in U.S.$)	Graphite Exploration	Battery Technology	Battery Materials	Total
Hardware sales	$—	$1,416,593	$—	$1,416,593
Consulting sales	—	1,434,442	—	1,434,442
Revenue from external customers	$—	$2,851,035	$—	$2,851,035
Timing of revenue recognition
At a point in time	$—	$1,416,593	$—	$1,416,593
Over time	—	1,434,442	—	1,434,442
	$—	$2,851,035	$—	$2,851,035

Summary of Assets and Liabilities Related to Contracts with Customers Recognised

The Group has recognized the following assets and liabilities related to contracts with customers:

	At December 31,	Restated At June 30,
(in U.S. Dollars)	2022	2022	2021
Contract liabilities – Hardward sales	$71,985	$2,715	$232,800
Total other current liabilities	$71,985	$2,715	$232,800

Summary of Revenue Recognised in Current Reporting Period Relates to Brought-Forward Contract Liabilities

The following table shows how much of the revenue recognized in the current reporting period relates to brought-forward contract liabilities.

	Six Months Ended December 31,	Restated Twelve Months Ended June 30,
(in U.S. Dollars)	2022	2022	2021	2020
Revenue recognized that was included in the contract liability balance at the beginning of the period
Hardware sales	$2,715	$232,800	$67,939	$408,259